UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2014

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (32.7%)(a)
			Shares	Value

Banking (1.9%)

Associated Banc-Corp.			176	$2,712

Banco Santander Central Hispano SA (Spain)			1,515	10,883

Banque Cantonale Vaudoise (BCV) (Switzerland)			14	7,278

Bendigo and Adelaide Bank, Ltd. (Australia)			983	9,228

CaixaBank (Spain)			2,976	10,586

Citigroup, Inc.			158	8,214

City National Corp.			50	3,138

Commonwealth Bank of Australia (Australia)			269	17,040

Fifth Third Bancorp			661	12,030

HSBC Holdings, PLC (United Kingdom)			2,622	28,721

JPMorgan Chase & Co.			891	48,640

Natixis (France)			3,402	16,001

Northern Trust Corp.			129	7,501

PNC Financial Services Group, Inc.			231	16,549

Popular, Inc. (Puerto Rico)(NON)			113	3,390

Resona Holdings, Inc. (Japan)			2,400	10,656

State Street Corp.			225	14,891

Sumitomo Mitsui Financial Group, Inc. (Japan)			200	7,829

Svenska Handelsbanken AB Class A (Sweden)			603	25,807

Synovus Financial Corp.			888	2,433

Toronto-Dominion Bank (Canada)			61	4,932

Wells Fargo & Co.			191	7,745

Westpac Banking Corp. (Australia)			1,053	28,283

Wing Hang Bank, Ltd. (Hong Kong)			1,000	9,539

				314,026
Basic materials (1.2%)

Asahi Kasei Corp. (Japan)			2,000	13,508

Axiall Corp.			32	1,381

BASF SE (Germany)			202	19,738

Bemis Co., Inc.			58	2,271

BHP Billiton, Ltd. (Australia)			310	10,103

CF Industries Holdings, Inc.			31	5,920

Chicago Bridge & Iron Co., NV			69	4,368

Cytec Industries, Inc.			31	2,216

Domtar Corp. (Canada)			23	1,667

Eastman Chemical Co.			70	5,020

Evraz PLC (United Kingdom)			4,615	9,411

Fletcher Building, Ltd. (New Zealand)			2,393	15,881

Fortune Brands Home & Security, Inc.(NON)			104	4,397

Huntsman Corp.			106	2,062

LyondellBasell Industries NV Class A			133	8,864

Mitsubishi Chemical Holdings Corp. (Japan)			2,500	11,913

Monsanto Co.			186	18,719

Packaging Corp. of America			53	2,597

PPG Industries, Inc.			54	8,295

Rio Tinto PLC (United Kingdom)			474	20,452

Sherwin-Williams Co. (The)			41	7,730

Stora Enso OYJ Class R (Finland)			1,674	12,077

Valspar Corp.			49	3,512

voestalpine AG (Austria)			165	5,418

W.R. Grace & Co.(NON)			42	3,549

				201,069
Capital goods (1.3%)

ABB, Ltd. (Switzerland)			568	12,368

Aecom Technology Corp.(NON)			82	2,525

Avery Dennison Corp.			73	3,176

BAE Systems PLC (United Kingdom)			4,901	30,067

Ball Corp.			78	3,366

Boeing Co. (The)			308	30,498

Canon, Inc. (Japan)			400	13,768

Cummins, Inc.			97	11,604

Delphi Automotive PLC (United Kingdom)			184	8,981

Gardner Denver, Inc.			39	2,945

General Dynamics Corp.			157	12,105

Ingersoll-Rand PLC			157	9,032

KBR, Inc.			101	3,646

Leggett & Platt, Inc.			105	3,360

Lockheed Martin Corp.			126	13,335

McDermott International, Inc.(NON)			149	1,423

Northrop Grumman Corp.			129	10,628

Raytheon Co.			166	11,062

Staples, Inc.			416	6,240

Terex Corp.(NON)			81	2,905

Vinci SA (France)			392	19,854

WABCO Holdings, Inc.(NON)			50	3,771

				216,659
Communication services (1.2%)

AT&T, Inc.			317	11,092

Belgacom SA (Belgium)			583	12,898

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			5,113	6,540

Comcast Corp. Class A			789	31,678

Deutsche Telekom AG (Germany)(NON)			1,627	18,596

DISH Network Corp. Class A			127	4,895

France Telecom SA (France)			1,482	15,058

IAC/InterActiveCorp.			132	6,399

Koninklijke (Royal) KPN NV (Netherlands)			708	1,351

NTT DoCoMo, Inc. (Japan)			10	14,772

Telecom Corp. of New Zealand, Ltd. (New Zealand)			6,967	12,691

Telstra Corp., Ltd. (Australia)			2,028	9,173

tw telecom, inc.(NON)			119	3,395

Verizon Communications, Inc.			748	36,263

Vodafone Group PLC (United Kingdom)			4,488	13,006

				197,807
Conglomerates (0.4%)

AMETEK, Inc.			138	5,955

Bouygues SA (France)			598	15,751

Danaher Corp.			266	16,444

General Electric Co.			654	15,251

Tyco International, Ltd.			251	8,486

				61,887
Consumer cyclicals (3.5%)

Adecco SA (Switzerland)			350	19,452

ADT Corp. (The)(NON)			132	5,358

Advance Auto Parts, Inc.			50	4,076

American Eagle Outfitters, Inc.			141	2,790

Asahi Glass Co., Ltd. (Japan)			2,000	14,378

Bayerische Motoren Werke (BMW) AG (Germany)			230	21,989

Bed Bath & Beyond, Inc.(NON)			127	8,668

Big Lots, Inc.(NON)			61	2,077

Chico's FAS, Inc.			137	2,474

Coach, Inc.			149	8,681

CST Brands, Inc.(NON)			26	790

Dai Nippon Printing Co., Ltd. (Japan)			2,000	17,072

Daihatsu Motor Co., Ltd. (Japan)			1,000	21,237

Daimler AG (Registered Shares) (Germany)			141	9,041

Daito Trust Construction Co., Ltd. (Japan)			200	18,642

Dillards, Inc. Class A			28	2,584

Expedia, Inc.			62	3,563

Foot Locker, Inc.			106	3,638

Gannett Co., Inc.			174	3,741

Gap, Inc. (The)			175	7,096

Geberit International AG (Switzerland)			36	8,959

Home Depot, Inc. (The)			460	36,184

Host Hotels & Resorts, Inc.(R)			4,512	80,268

Hugo Boss AG (Germany)			122	13,634

Jarden Corp.(NON)			87	4,052

Lear Corp.			73	4,379

Lowe's Cos., Inc.			502	21,139

Macy's, Inc.			212	10,248

McGraw-Hill Cos., Inc. (The)			146	7,964

Next PLC (United Kingdom)			315	21,991

O'Reilly Automotive, Inc.(NON)			70	7,624

PetSmart, Inc.			68	4,590

Priceline.com, Inc.(NON)			24	19,294

PulteGroup, Inc.(NON)			234	5,052

Reed Elsevier PLC (United Kingdom)			1,355	15,182

Ryman Hospitality Properties(R)			842	32,215

SJM Holdings, Ltd. (Hong Kong)			5,000	13,604

Swire Pacific, Ltd. Class A (Hong Kong)			2,000	25,359

TABCORP Holdings, Ltd. (Australia)			7,102	22,161

TJX Cos., Inc. (The)			329	16,651

Total Systems Services, Inc.			270	6,348

Trump Entertainment Resorts, Inc.(NON)			6	15

URS Corp.			55	2,664

Wal-Mart Stores, Inc.			28	2,096

Wyndham Worldwide Corp.			91	5,289

Wynn Resorts, Ltd.			50	6,795

				571,104
Consumer finance (0.1%)

Discover Financial Services			248	11,758

				11,758
Consumer staples (2.9%)

British American Tobacco (BAT) PLC (United Kingdom)			351	19,277

Coca-Cola Co. (The)			121	4,839

Colgate-Palmolive Co.			174	10,064

Constellation Brands, Inc. Class A(NON)			78	4,135

Corrections Corp. of America			1,297	45,590

Costco Wholesale Corp.			97	10,638

CVS Caremark Corp.			367	21,132

General Mills, Inc.			217	10,216

Geo Group, Inc. (The)			1,091	37,989

ITOCHU Corp. (Japan)			1,100	13,654

Japan Tobacco, Inc. (Japan)			300	10,161

JM Smucker Co. (The)			47	4,745

Kao Corp. (Japan)			300	9,318

Kirin Holdings Co., Ltd. (Japan)			1,000	16,202

Kraft Foods Group, Inc.			197	10,861

Liberty Interactive Corp. Class A(NON)			320	7,184

Lorillard, Inc.			310	13,156

Metcash, Ltd. (Australia)			1,773	6,529

Metro AG (Germany)			596	20,266

Molson Coors Brewing Co. Class B			65	3,212

Nestle SA (Switzerland)			218	14,385

Philip Morris International, Inc.			403	36,637

Procter & Gamble Co. (The)			577	44,291

Reckitt Benckiser Group PLC (United Kingdom)			92	6,564

Robert Half International, Inc.			96	3,337

Sumitomo Corp. (Japan)			600	7,551

Swedish Match AB (Sweden)			451	15,525

Tesco PLC (United Kingdom)			3,484	19,227

Unilever NV ADR (Netherlands)			612	24,815

Unilever PLC (United Kingdom)			211	8,869

Walgreen Co.			279	13,325

Woolworths, Ltd. (Australia)			352	11,049

				484,743
Energy (2.1%)

Alpha Natural Resources, Inc.(NON)			154	1,029

BP PLC (United Kingdom)			5,084	36,390

Cabot Oil & Gas Corp.			98	6,895

Chevron Corp.			113	13,871

ConocoPhillips			416	25,517

Cosmo Oil Co., Ltd. (Japan)			6,000	10,775

Exxon Mobil Corp.			410	37,093

Helmerich & Payne, Inc.			55	3,396

HollyFrontier Corp.			101	5,000

Marathon Petroleum Corp.			142	11,715

Occidental Petroleum Corp.			276	25,411

Oceaneering International, Inc.			59	4,276

Oil States International, Inc.(NON)			36	3,546

ONEOK, Inc.			114	5,146

Peabody Energy Corp.			139	2,734

Phillips 66			235	15,644

Royal Dutch Shell PLC Class A (United Kingdom)			972	32,280

Royal Dutch Shell PLC Class B (United Kingdom)			413	14,269

Schlumberger, Ltd.			398	29,066

Seadrill, Ltd. (Norway)			275	11,154

Tesoro Corp.			78	4,809

TonenGeneral Sekiyu KK (Japan)			2,000	19,707

Total SA (France)			435	21,575

Valero Energy Corp.			236	9,589

				350,887
Financial (0.1%)

CIT Group, Inc.(NON)			160	7,373

CoreLogic, Inc.(NON)			202	5,292

Nasdaq OMX Group, Inc. (The)			135	4,247

				16,912
Health care (2.8%)

AbbVie, Inc.			362	15,454

AmerisourceBergen Corp.			190	10,275

Amgen, Inc.			218	21,916

AstraZeneca PLC (United Kingdom)			477	24,334

Bristol-Myers Squibb Co.			496	22,821

Celgene Corp.(NON)			141	17,435

CIGNA Corp.			204	13,852

Eli Lilly & Co.			304	16,161

GlaxoSmithKline PLC (United Kingdom)			697	18,066

HCA Holdings, Inc.			145	5,664

Johnson & Johnson			145	12,206

McKesson Corp.			154	17,534

Merck & Co., Inc.			72	3,362

Novartis AG (Switzerland)			314	22,500

Orion OYJ Class B (Finland)			518	12,738

Pfizer, Inc.			1,588	43,241

Roche Holding AG-Genusschein (Switzerland)			79	19,548

Salix Pharmaceuticals, Ltd.(NON)			46	2,791

Sanofi (France)			219	23,031

St. Jude Medical, Inc.			238	10,289

Takeda Pharmaceutical Co., Ltd. (Japan)			600	26,562

United Therapeutics Corp.(NON)			42	2,792

Ventas, Inc.(R)			1,035	73,868

Warner Chilcott PLC Class A			363	6,970

WellPoint, Inc.			222	17,087

Zimmer Holdings, Inc.			130	10,206

				470,703
Insurance (1.1%)

Alleghany Corp.(NON)			16	6,240

Allied World Assurance Co. Holdings AG			44	3,934

American Financial Group, Inc.			87	4,225

American International Group, Inc.(NON)			434	19,296

AMP, Ltd. (Australia)			3,592	17,620

Aon PLC			230	14,644

Aviva PLC (United Kingdom)			2,608	13,047

Axis Capital Holdings, Ltd.			107	4,661

Baloise Holding AG (Switzerland)			89	8,714

Berkshire Hathaway, Inc. Class B(NON)			65	7,415

CNP Assurances (France)			1,194	17,890

Fidelity National Financial, Inc. Class A			202	5,315

Genworth Financial, Inc. Class A(NON)			494	5,340

PartnerRe, Ltd.			60	5,439

Protective Life Corp.			89	3,443

RSA Insurance Group PLC (United Kingdom)			7,880	13,761

Tryg A/S (Denmark)			98	8,217

Validus Holdings, Ltd.			104	3,755

Zurich Insurance Group AG (Switzerland)			42	11,105

				174,061
Investment banking/Brokerage (0.4%)

Eaton Vance Corp.			111	4,608

Goldman Sachs Group, Inc. (The)			179	29,012

Investment AB Kinnevik Class B (Sweden)			1,081	28,512

				62,132
Real estate (10.3%)

Alexandria Real Estate Equities, Inc.(R)			634	43,429

American Campus Communities, Inc.(R)			79	3,226

American Capital Agency Corp.(R)			138	3,560

Apartment Investment & Management Co. Class A(R)			1,432	43,332

AvalonBay Communities, Inc.(R)			358	47,492

Boston Properties, LP(R)			439	46,789

Camden Property Trust(R)			115	7,964

Chimera Investment Corp.(R)			507	1,546

Colonial Properties Trust(R)			1,514	33,475

Cousins Properties, Inc.(R)			2,931	30,248

DDR Corp.(R)			111	1,938

Digital Realty Trust, Inc.(R)			260	15,837

Douglas Emmett, Inc.(R)			1,038	26,459

Duke Realty Corp.(R)			326	5,402

DuPont Fabros Technology, Inc.(R)			1,332	32,274

EastGroup Properties, Inc.(R)			113	6,641

Equity Lifestyle Properties, Inc.(R)			495	38,199

Equity Residential Trust(R)			1,700	96,135

Essex Property Trust, Inc.(R)			45	7,071

Extra Space Storage, Inc.(R)			1,157	48,467

Federal Realty Investment Trust(R)			557	60,017

General Growth Properties(R)			3,115	63,951

Government Properties Income Trust(R)			1,284	31,214

Hatteras Financial Corp.(R)			53	1,368

HCP, Inc.(R)			1,432	67,848

Health Care REIT, Inc.(R)			877	59,662

Inland Real Estate Corp.(R)			3,187	32,730

Kimco Realty Corp.(R)			2,908	64,412

Liberty Property Trust(R)			88	3,571

Macerich Co. (The)(R)			295	19,148

Medical Properties Trust, Inc.(R)			2,396	35,557

Piedmont Office Realty Trust, Inc. Class A(R)			2,055	39,024

Post Properties, Inc.(R)			759	36,280

Prologis, Inc.(R)			1,385	55,816

Public Storage(R)			819	124,324

Ramco-Gershenson Properties Trust(R)			2,060	32,157

Realty Income Corp.(R)			418	18,998

Regency Centers Corp.(R)			926	47,782

Select Income REIT(R)			811	22,084

Senior Housing Properties Trust(R)			172	4,446

Simon Property Group, Inc.(R)			1,186	197,398

SL Green Realty Corp.(R)			177	15,395

STAG Industrial, Inc.(R)			790	17,380

Stockland (Units) (Australia)(R)			4,747	16,494

Tanger Factory Outlet Centers(R)			47	1,621

Taubman Centers, Inc.(R)			53	4,271

UDR, Inc.(R)			356	8,676

Vornado Realty Trust(R)			1,043	83,388

				1,704,496
Technology (2.1%)

Accenture PLC Class A			309	25,372

AOL, Inc.(NON)			178	6,169

Apple, Inc.			146	65,653

Avnet, Inc.(NON)			92	3,143

BMC Software, Inc.(NON)			177	8,017

Broadcom Corp. Class A			195	7,002

Brocade Communications Systems, Inc.(NON)			412	2,237

Cap Gemini SA (France)			160	7,738

Cisco Systems, Inc.			1,262	30,389

Cypress Semiconductor Corp.(NON)			184	2,068

EMC Corp.(NON)			566	14,014

Google, Inc. Class A(NON)			34	29,594

IBM Corp.			64	13,313

L-3 Communications Holdings, Inc.			60	5,105

Lam Research Corp.(NON)			97	4,538

Lexmark International, Inc. Class A			82	2,502

Marvell Technology Group, Ltd.			324	3,512

Microsoft Corp.			1,182	41,228

Nokia OYJ (Finland)(NON)			3,153	10,837

NVIDIA Corp.			311	4,506

Oracle Corp.			1,095	36,967

Riverbed Technology, Inc.(NON)			135	2,087

Rockwell Automation, Inc.			78	6,866

Symantec Corp.(NON)			551	12,337

Teradyne, Inc.(NON)			151	2,709

Western Digital Corp.			105	6,649

				354,552
Transportation (0.5%)

ComfortDelgro Corp., Ltd. (Singapore)			7,000	10,319

Delta Air Lines, Inc.(NON)			500	9,005

Deutsche Post AG (Germany)			399	10,070

Japan Airlines Co., Ltd. (Japan)(NON)			300	15,415

Southwest Airlines Co.			461	6,532

Sydney Airport (Australia)			4,818	16,778

Wabtec Corp.			36	3,960

Yangzijiang Shipbuilding Holdings, Ltd. (China)			10,000	6,949

				79,028
Utilities and power (0.8%)

AES Corp.			376	4,587

American Electric Power Co., Inc.			221	10,126

Chubu Electric Power Co., Inc. (Japan)			800	10,386

CMS Energy Corp.			87	2,345

Enel SpA (Italy)			3,280	12,355

Energias de Portugal (EDP) SA (Portugal)			1,985	6,372

Entergy Corp.			94	6,475

Hokuriku Electric Power Co. (Japan)			1,000	13,662

Kinder Morgan, Inc.			213	8,090

PG&E Corp.			167	7,500

PPL Corp.			96	2,851

Red Electrica Corporacion SA (Spain)			257	13,600

RWE AG (Preference) (Germany)			389	12,840

Snam SpA (Italy)			2,412	11,378

UGI Corp.			74	2,826

				125,393

Total common stocks (cost $4,781,974)				$5,397,217

INVESTMENT COMPANIES (10.3%)(a)
			Shares	Value

Putnam Absolute Return 700 Fund Class Y(AFF)			127,446	$1,531,899

SPDR S&P 500 ETF Trust			889	145,120

SPDR S&P Midcap 400 ETF Trust			93	20,079

Total investment Companies (cost $1,652,654)				$1,697,098

CONVERTIBLE BONDS AND NOTES (8.3%)(a)
			Principal amount	Value

Basic materials (0.1%)

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			$19,000	$19,499

				19,499
Capital goods (0.6%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			18,000	23,580

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			25,000	31,000

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			20,000	19,950

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			22,000	22,468

				96,998
Communication services (0.7%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			6,000	6,626

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			16,000	39,760

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			31,000	31,504

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			23,000	31,769

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			38,000	95

				109,754
Consumer cyclicals (2.0%)

Callaway Golf Co. 144A cv. sr. unsec. bonds 3 3/4s, 2019			21,000	23,138

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	13,260

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			30,000	54,769

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			20,000	22,913

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			11,000	13,468

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			63,000	33,390

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			15,000	24,919

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 0 3/4s, 2043			28,000	29,532

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			13,000	14,016

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			44,000	50,023

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			5,000	10,999

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			19,000	37,383

				327,810
Consumer staples (0.3%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			15,000	21,450

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			25,000	29,031

				50,481
Energy (1.0%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			68,000	63,240

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			12,000	12,998

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016			11,000	6,373

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			23,000	22,885

Hornbeck Offshore Services, Inc. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2019			12,000	14,835

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			28,000	24,098

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	113

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			20,000	24,200

				168,742
Financials (1.1%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			32,000	35,056

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			5,000	5,119

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			16,000	18,620

Jefferies Group, LLC cv. sr. unsec. notes 3 7/8s, 2029			25,000	27,891

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)			22,000	21,340

PHH Corp. cv. sr. unsec. notes 4s, 2014			31,000	33,403

RAIT Financial Trust cv. sr. unsec. unsub. notes 7s, 2031(R)			13,000	16,006

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.55s, 2018(R)			16,000	17,130

				174,565
Health care (0.8%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			21,000	19,963

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			14,000	14,000

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)			25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			14,000	980

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			38,000	39,235

Opko Health, Inc. 144A cv. sr. unsec. notes 3s, 2033			11,000	10,945

Sequenom, Inc. 144A cv. sr. unsec. notes 5s, 2017			19,000	21,731

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			21,000	28,901

				137,755
Technology (1.7%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			26,000	26,715

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			15,000	19,575

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033			57,000	72,497

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			15,000	17,719

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018			51,000	56,355

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			47,000	46,413

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			17,000	17,107

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			18,000	17,044

				273,425
Transportation (—%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			9,000	2,610

				2,610

Total convertible bonds and notes (cost $1,299,481)				$1,361,639

CONVERTIBLE PREFERRED STOCKS (7.5%)(a)
			Shares	Value

Basic materials (0.2%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			1,315	$27,641

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	18

				27,659
Capital goods (0.4%)

United Technologies Corp. $3.75 cv. pfd.			1,150	69,391

				69,391
Communication services (0.3%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	37,750

Iridium Communications, Inc. 144A $7.00 cv. pfd.			135	13,500

				51,250
Consumer cyclicals (1.1%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			1,505	39,311

General Motors Co. Ser. B, $2.375 cv. pfd.			1,220	59,704

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			31	38,653

Stanley Black & Decker, Inc. $4.75 cv. pfd.			335	43,919

				181,587
Consumer staples (0.2%)

Bunge, Ltd. $4.875 cv. pfd.			200	20,450

Post Holdings, Inc. 144A $3.75 cv. pfd.			183	19,742

				40,192
Energy (0.4%)

Apache Corp. Ser. D, $3.00 cv. pfd.			310	14,551

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			53	58,168

				72,719
Financials (3.1%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			1,375	38,242

AMG Capital Trust II $2.575 cv. pfd.			1,085	61,370

Bank of America Corp. Ser. L, 7.25% cv. pfd.			87	105,379

EPR Properties Ser. C, $1.44 cv. pfd.			1,435	34,216

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			725	47,034

Huntington Bancshares Ser. A, 8.50% cv. pfd.			33	44,745

MetLife, Inc. $3.75 cv. pfd.			976	51,982

OFG Bancorp 144A 8.75% cv. pfd. (Puerto Rico)			20	33,620

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			55	68,888

Wintrust Financial Corp. $3.75 cv. pfd.			400	21,840

				507,316
Health care (0.2%)

HealthSouth Corp. Ser. A, 6.50% cv. pfd.			22	27,276

				27,276
Technology (0.1%)

Unisys Corp. Ser. A, 6.25% cv. pfd.			260	15,291

				15,291
Transportation (0.5%)

Continental Financial Trust II $3.00 cv. pfd.			510	24,576

Genesee & Wyoming, Inc. $5.00 cv. pfd.			192	24,038

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			2,375	34,110

				82,724
Utilities and power (1.0%)

AES Trust III $3.375 cv. pfd.			700	35,153

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	57,418

NextEra Energy, Inc. $2.799 cv. pfd.			510	27,897

PPL Corp. $4.375 cv. pfd.			725	39,041

				159,509

Total convertible preferred stocks (cost $1,068,904)				$1,234,914

CORPORATE BONDS AND NOTES (5.9%)(a)
			Principal amount	Value

Basic materials (0.1%)

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			$5,000	$5,513

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			5,000	5,099

				10,612
Capital goods (0.1%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			10,000	13,109

				13,109
Communication services (0.9%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)			5,000	5,973

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			3,000	3,512

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			22,000	25,520

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	6,629

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,554

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			3,000	3,160

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			6,000	6,348

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	6,463

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			5,000	5,050

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			4,000	4,595

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			10,000	11,205

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	40,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	5,391

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			5,000	6,179

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			5,000	5,038

				140,617
Consumer cyclicals (0.4%)

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042			2,000	1,837

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022			3,000	2,880

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			5,000	4,275

American Media, Inc. 144A notes 13 1/2s, 2018			320	307

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			5,000	5,031

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			7,000	4,340

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			5,000	5,488

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			2,000	2,220

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			5,000	6,268

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			5,000	5,062

Liberty Interactive, LLC sr. unsec. unsub. notes 8 1/4s, 2030			5,000	5,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			1,000	1,220

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			20,000	1,400

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			3,000	3,139

News America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			5,000	5,783

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,778

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			5,750	5,951

				67,479
Consumer staples (0.6%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,738

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			5,000	4,754

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			99	99

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			10,000	11,525

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			10,000	11,549

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			5,000	5,241

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	18,501

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			5,000	5,138

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			20,000	20,700

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			10,000	11,263

				91,508
Energy (0.5%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,180

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			5,000	6,592

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,615

Chesapeake Energy Corp. company guaranty notes 6 1/2s, 2017			15,000	16,500

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,440

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			10,000	11,400

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,217

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	5,938

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			10,000	14,382

Williams Cos., Inc. (The) notes 8 3/4s, 2032			7,000	9,348

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,460

				86,072
Financials (0.8%)

American Express Co. sr. unsec. notes 2.65s, 2022			7,000	6,709

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			10,000	11,433

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			15,000	18,330

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	5,509

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			2,000	2,358

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,366

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN, 0.475s, 2016			5,000	4,956

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	6,230

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			5,000	6,146

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			5,000	6,191

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB bonds 8 1/8s, 2038			5,000	5,950

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	5,450

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			5,000	5,225

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,658

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			5,000	5,525

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)			5,000	5,898

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.28s, 2037			15,000	12,802

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			5,000	5,978

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			10,000	11,166

				139,880
Health care (0.3%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			5,000	6,066

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			2,000	2,195

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			25,000	27,750

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			5,000	5,200

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			5,492	5,519

WellPoint, Inc. notes 7s, 2019			5,000	6,173

				52,903
Technology (0.2%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015			3,000	3,090

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			5,000	5,150

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,000	3,390

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			10,000	10,400

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			16,000	15,040

				37,070
Transportation (—%)

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			5,000	5,098

				5,098
Utilities and power (2.0%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			15,000	17,588

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,678

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,667

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			100,000	118,870

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			5,000	5,904

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			25,000	31

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	7,022

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	5,614

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)			5,000	6,492

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			68,000	77,095

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			6,000	5,915

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			5,000	5,403

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	16,872

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			4,000	4,479

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			5,000	5,300

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			5,000	6,680

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			10,000	10,703

Westar Energy, Inc. 1st mtge. bonds 8 5/8s, 2018			15,000	20,016

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			5,000	5,410

				332,739

Total corporate bonds and notes (cost $884,468)				$977,087

U.S. TREASURY OBLIGATIONS (2.3%)(a)
			Principal amount	Value

U.S. Treasury Bonds
4 3/8s, May 15, 2041			$10,000	$12,141
2 7/8s, May 15, 2043			40,000	36,757

U.S. Treasury Notes
3 1/2s, February 15, 2018			48,000	53,605
3 1/8s, October 31, 2016			75,000	81,305
2 5/8s, April 30, 2016			10,000	10,609
1 3/4s, May 15, 2023			10,000	9,634
1 5/8s, November 15, 2022			30,000	28,798
1s, August 31, 2016			140,000	141,807

Total U.S. treasury Obligations (cost $375,166)				$374,656

MORTGAGE-BACKED SECURITIES (0.7%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage Trust FRB Ser. 05-1, Class A4, 5.112s, 2042			$12,758	$13,266

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A3, 5.39s, 2047			11,000	11,382

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.762s, 2039			5,766	5,798

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.405s, 2038			15,080	—

GE Commercial Mortgage Corporation Trust Ser. 05-C2, Class A3, 4.839s, 2043			587	588

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051			4,692	4,733
FRB Ser. 07-LD11, Class A2, 5.799s, 2049			11,870	12,107
Ser. 07-LDPX, Class A3S, 5.317s, 2049			14,000	14,172
Ser. 2007-LDPX, Class A2S, 5.305s, 2049			8,146	8,231
Ser. 04-CB8, Class B, 4 1/2s, 2039			10,000	10,186

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,230

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C6, Class A4, 5.858s, 2040			10,000	11,356

LB-UBS Commercial Mortgage Trust 144A Ser. 05-C2, Class XCL, IO, 0.331s, 2040			233,053	972

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2, 5.746s, 2050			3,378	3,438

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046			11,202	11,296

Total mortgage-backed securities (cost $109,023)				$109,755

UNITS (0.3%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			45,000	$41,850

Total Units (cost $41,658)				$41,850

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$13,891

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	13,418

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	5,535

Total municipal bonds and notes (cost $25,068)				$32,844

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			10	$9,804

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			275	7,321

Total preferred stocks (cost $15,146)				$17,125

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	6,345	$—

Total warrants (cost $1,269)				$—

SHORT-TERM INVESTMENTS (31.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)			4,281,649	$4,281,649

SSgA Prime Money Market Fund 0.03%(P)			220,000	220,000

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, February 6, 2014			$250,000	249,847

U.S. Treasury Bills with an effective yield of 0.16%, August 22, 2013(SEG)			500,000	499,924

Total short-term investments (cost $5,251,315)				$5,251,420

TOTAL INVESTMENTS

Total investments (cost $15,506,126)(b)				$16,495,605

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $563,473) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$4,254	$4,271	$17
	Euro	Buy	6/19/13	96,319	96,222	97
Barclays Bank PLC
	Hong Kong Dollar	Buy	8/22/13	155	155	—
	Japanese Yen	Buy	8/22/13	10,476	10,616	(140)
	Singapore Dollar	Buy	8/22/13	8,308	8,519	(211)
	Swedish Krona	Sell	6/19/13	14,761	15,212	451
	Swiss Franc	Buy	6/19/13	15,375	15,580	(205)
Citibank, N.A.
	Australian Dollar	Sell	7/17/13	9,923	10,745	822
	British Pound	Buy	6/19/13	17,319	17,140	179
	British Pound	Sell	6/19/13	17,319	17,301	(18)
	Danish Krone	Buy	6/19/13	10,724	10,745	(21)
	Euro	Sell	6/19/13	2,599	2,607	8
	Japanese Yen	Buy	8/22/13	17,992	18,585	(593)
	Singapore Dollar	Buy	8/22/13	7,754	7,954	(200)
	Swedish Krona	Buy	6/19/13	12,814	13,214	(400)
	Swedish Krona	Sell	6/19/13	12,814	13,117	303
Credit Suisse International
	Euro	Sell	6/19/13	4,030	4,044	14
	Japanese Yen	Buy	8/22/13	529	506	23
	New Zealand Dollar	Sell	7/17/13	26,945	28,281	1,336
	Norwegian Krone	Buy	6/19/13	13,863	14,046	(183)
	Swedish Krona	Sell	6/19/13	272	278	6
	Swiss Franc	Sell	6/19/13	3,033	3,194	161
Deutsche Bank AG
	Euro	Buy	6/19/13	4,679	4,672	7
	Euro	Sell	6/19/13	4,679	4,673	(6)
HSBC Bank USA, National Association
	Euro	Sell	6/19/13	60,313	60,483	170
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/13	22,517	24,369	1,852
	British Pound	Buy	6/19/13	9,419	9,544	(125)
	Euro	Buy	6/19/13	14,039	14,138	(99)
	Euro	Sell	6/19/13	14,039	14,046	7
	Japanese Yen	Buy	8/22/13	5,476	5,657	(181)
	Swedish Krona	Sell	6/19/13	3,818	3,829	11
	Swiss Franc	Buy	6/19/13	4,184	4,263	(79)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/13	6,774	7,290	516
	Euro	Buy	6/19/13	6,630	6,662	(32)
	Euro	Sell	6/19/13	6,630	6,600	(30)
	Israeli Shekel	Buy	7/17/13	1,815	1,835	(20)
	Japanese Yen	Buy	8/22/13	890	768	122
	Swedish Krona	Sell	6/19/13	3,517	3,598	81
	Swiss Franc	Buy	6/19/13	12,028	12,311	(283)
	Swiss Franc	Sell	6/19/13	12,028	12,191	163
UBS AG
	British Pound	Sell	6/19/13	10,027	9,794	(233)
	Norwegian Krone	Sell	6/19/13	10,218	10,354	136
WestPac Banking Corp.
	Australian Dollar	Sell	7/17/13	1,622	1,756	134
	British Pound	Buy	6/19/13	456	450	6
	British Pound	Sell	6/19/13	456	455	(1)
	Euro	Buy	6/19/13	15,598	15,612	(14)
	Euro	Sell	6/19/13	15,598	15,791	193

Total						$3,741

FUTURES CONTRACTS OUTSTANDING at 5/31/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 5 yr (Long)	2	$244,828	Sep-13	$(66)

Total				$(66)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Deutsche Bank AG
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	$—	EUR	10,000	9/20/13	477 bp	$296
	JPMorgan Chase Bank N.A.
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(200,000)		$1,600,000	6/20/16	500 bp	(76,666)
	DJ CDX NA HY Series 20 Index	B+/P	(71,219)		2,150,000	6/20/18	500 bp	53,106

	Total							$(23,264)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2013 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $16,504,581.
(b)	The aggregate identified cost on a tax basis is $15,536,345, resulting in gross unrealized appreciation and depreciation of $1,284,677 and $325,417, respectively, or net unrealized appreciation of $959,260.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$ 3,802,441	$ 1,042,102	$ 562,894	$ 622	$ 4,281,649
	Putnam Absolute Return 700 Fund Class Y	1,562,387	80,561	119,194	—	1,531,899
	Totals	$5,364,828	$1,122,663	$682,088	$622	$5,813,548
*	Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $4,008,401 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $202 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$82,568	$118,501	$—
Capital goods	140,602	76,057	—
Communication services	93,722	104,085	—
Conglomerates	46,136	15,751	—
Consumer cyclicals	328,388	242,716	—
Consumer staples	281,351	203,392	—
Energy	204,737	146,150	—
Financials	1,966,174	317,211	—
Health care	323,924	146,779	—
Technology	335,977	18,575	—
Transportation	19,497	59,531	—
Utilities and power	44,800	80,593	—
Total common stocks	3,867,876	1,529,341	—
Convertible bonds and notes	—	1,358,659	2,980
Convertible preferred stocks	69,391	1,165,505	18
Corporate bonds and notes	—	977,087	—
Investment companies	1,697,098	—	—
Mortgage-backed securities	—	109,755	—
Municipal bonds and notes	—	32,844	—
Preferred stocks	—	17,125	—
U.S. treasury obligations	—	374,656	—
Units	—	41,850	—
Warrants	—	—	—
Short-term investments	4,501,649	749,771	—

Totals by level	$10,136,014	$6,356,593	$2,998

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,741	$—
Futures contracts	(66)	—	—
Credit default contracts	—	247,955	—

Totals by level	$(66)	$251,696	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$247,955	$—
Foreign exchange contracts	6,815	3,074
Interest rate contracts	—	66

Total	$254,770	$3,140

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	2
Forward currency contracts (contract amount)	$690,000
OTC credit default swap contracts (notional)	$3,800,000
Warrants (number of warrants)	6,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013